Convertible Notes (Tables)	12 Months Ended
Jun. 30, 2025
Convertible Notes
Schedule of Convertible Note

	Consolidated
	30 June 2025	30 June 2024
	A$	A$
Current Liabilities
Financial derivative liability	-	384,500
Financial liability	-	1,021,490

	-	1,405,990
Non-Current liabilities
Financial liability	-	5,652,257

	-	7,058,247

Schedule of Reconciliation of Convertible Note

Reconciliation of convertible note since inception to 30 June 2025 is set out below:

	Consolidated
	30 June 2025	30 June 2024
	A$	A$
The initial recognition of the financial liability and derivative was:
Financial derivative liability	384,500	250,921
Financial liability	6,673,747	6,281,411

	7,058,247	6,532,332
Movement to 30 June 2025
Loss/(Gain) on financial derivative	5,315,063	(624,654)
Amortization of financial liability	324,962	577,961
Financial liability movement	-	428,333
Foreign exchange movement	359,725	226,908
Option fee	-	(82,633)
Interest expense	18,293	-
Issued share capital	(13,076,290)	-
Movement of convertible note	(7,058,247)	525,915

Convertible note, ending balance	-	7,058,247